Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	AMERICAN FUNDS FUNDAMENTAL INVESTORS
Entity Central Index Key	0000039473
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 16, 2022
Document Effective Date	Mar. 01, 2022
Prospectus Date	Mar. 01, 2022
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class A
Prospectus:
Trading Symbol	ANCFX
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class R-1
Prospectus:
Trading Symbol	RFNAX
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class R-2
Prospectus:
Trading Symbol	RFNBX
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class R-3
Prospectus:
Trading Symbol	RFNCX
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class R-4
Prospectus:
Trading Symbol	RFNEX
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class R-5
Prospectus:
Trading Symbol	RFNFX
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class C
Prospectus:
Trading Symbol	AFICX
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class F-1
Prospectus:
Trading Symbol	AFIFX
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class 529-A
Prospectus:
Trading Symbol	CFNAX
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class 529-C
Prospectus:
Trading Symbol	CFNCX
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class 529-E
Prospectus:
Trading Symbol	CFNEX
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class 529-F-1
Prospectus:
Trading Symbol	CFNFX
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class F-2
Prospectus:
Trading Symbol	FINFX
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class R-6
Prospectus:
Trading Symbol	RFNGX
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class R-2E
Prospectus:
Trading Symbol	RFEBX
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class R-5E
Prospectus:
Trading Symbol	RFNHX
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class F-3
Prospectus:
Trading Symbol	FUNFX
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class 529-T
Prospectus:
Trading Symbol	TIIIX
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class T
Prospectus:
Trading Symbol	TFFFX
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class 529-F-2
Prospectus:
Trading Symbol	FFXFX
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class 529-F-3
Prospectus:
Trading Symbol	FEEFX